Consolidated Condensed Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenues:
Revenue from contract with customers	$ 9,660,331	$ 9,771,496
Other income	52,219	360,842
Total income	9,712,550	10,132,338
Expenses:
Cost of revenue	7,757,172	7,163,929
Amortization of intangible assets	7,944	8,299
Depreciation	445,847	293,077
Legal and professional expense	259,837	1,692,391
Staffing expense	471,181	314,721
Other operating expenses	1,464,296	1,075,542
Total expenses	10,406,277	10,547,959
Finance Income
Finance cost	619,593	233,435
(Loss)/Income before income tax	(1,313,320)	(649,056)
Income tax expense	(31,380)	256,950
Net loss after tax available to common shareholders	(1,281,940)	(906,006)
Attributable to:
Controlling interest	(1,381,948)	(1,206,879)
Non-controlling interest	100,008	300,873
Items that will not be reclassified to profit or loss
Defined benefit obligation	(481)	(361)
Items that may be reclassified subsequently to income
Foreign currency translation reserves of subsidiaries, net of tax	104,316	266,091
Total other comprehensive (loss)/income for the period	103,835	265,730
Total comprehensive income for the year	(1,178,105)	(640,276)
Attributable to:
Controlling interest	(1,391,842)	(931,509)
Non-controlling interest	$ 213,737	$ 291,233
Basic income per share of common share (in Dollars per share)	$ (1.98)	$ (1.55)
Basic weighted average number of shares outstanding (in Shares)	646,012	585,037
Diluted income per share of common share (in Dollars per share)	$ (1.98)	$ (1.55)
Diluted weighted average number of shares outstanding (in Shares)	646,012	585,037